Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Aggregate purchase shares			28,895,338			19,263,558
Cash, FDIC Insured Amount	$ 250,000		$ 250,000			$ 250,000
Business combination tangible assets net	5,000,001		$ 5,000,001			$ 5,000,001
Number of shares classified outside of permanent equity			11,202,651			21,182,947	22,576,796
Approximate amount of investment income	73,000	$ 1,500,000	$ 846,000	$ 2,900,000
Funds Available For Withdrawn From Trust	55,000	369,000	257,000	612,000		$ 1,179,632	$ 317,669
Investment income on Trust Account, net of taxes and funds available to be withdrawn	18,000	1,100,000	589,000	2,300,000		4,060,158	807,512
Franchise tax expense					$ 103,013	100,350
Net income (loss)	418,000	355,000	3,000,000.0	1,400,000	3,268,294	17,983,088
Deferred Tax Assets, Valuation Allowance					$ 37,594	$ 166,790	$ 37,594
Income attributable to Public Shares	18,000	1,100,000	589,000	2,300,000
Net loss after adjusting for income attributable to Public Shares	436,000	$ 747,000	3,600,000	$ 3,700,000
Effective Income Tax Rate Reconciliation, Percent						(8.40%)	5.00%
Unrecognized Tax Benefits	$ 0		$ 0			$ 0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued						$ 0
Common Stock
Stock Issued During Period, Shares, New Issues					24,376,512
Common Stock
Stock Issued During Period, Shares, New Issues			17,549,365			24,376,512